                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED APRIL 27, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005



Change of Fund Names

         EFFECTIVE ON OR ABOUT JULY 1, 2006 (THE "EFFECTIVE DATE"), THE NAMES OF THE DIVERSIFIED FIXED INCOME FUND, SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, AND THE ULTRA SHORT GOVERNMENT FUND WILL BE CHANGED AS FOLLOWS:

-----------------------------------------------------------------------------------------------------------
CURRENT FUND NAME                                          NEW FUND NAME
-----------------------------------------------------------------------------------------------------------
Diversified Fixed Income Fund                              High Grade Core Fixed Income Fund
-----------------------------------------------------------------------------------------------------------
Short Intermediate U.S. Government Securities Fund         High Grade Short Intermediate Fixed Income Fund
-----------------------------------------------------------------------------------------------------------
Ultra Short Government Fund                                U.S. Government Short Fixed Income Fund
-----------------------------------------------------------------------------------------------------------

As of the Effective Date, all references to the Current Fund Names are replaced with the New Fund Names.


Change of Principal Investment Strategy for the Short Intermediate U.S. Government Securities Fund


         AS OF THE EFFECTIVE DATE, THE "SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND - PRINCIPAL INVESTMENT STRATEGIES" IS REVISED AS FOLLOWS:

The High Grade Short Intermediate Fixed Income Fund (formerly named the Short Intermediate U.S. Government Securities Fund) invests at least 80% of its net assets plus Investment Strategies borrowings for investment purposes in fixed income securities (the Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy). Most of its investments are debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in investment grade corporate debt securities rated A or better by Standard & Poor's. However, it may invest up to 20% of its total assets in investment grade debt securities rated BBB (or its equivalent) or higher issued by U.S. companies and state and local government issuers. It may invest up to 25% of its total assets in investment grade dollar denominated debt securities of foreign companies and government issuers, and may use derivative instruments such as futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction. Under normal market and interest rate conditions, the Fund's duration (the dollar-weighted average term-to-maturity of the present value of its portfolio's cash flows) will be between two to five years. The Fund focuses on maximizing income consistent with prudent investment risk within this duration range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the High Grade Core Fixed Income Fund (f.k.a. the Diversified Fixed Income Fund), because the Fund will generally have a shorter average portfolio maturity.


Change of Principal Investment Strategy for the Ultra Short Government Fund

         AS OF THE EFFECTIVE DATE, THE "U.S. GOVERNMENT SHORT FIXED INCOME FUND
- PRINCIPAL INVESTMENT STRATEGIES" IS REVISED AS FOLLOWS:

The U.S. Government Short Fixed Income Fund (f.k.a. the Ultra Short Government
Fund) invests 100% of its total investable assets Investment Strategies in short-term debt securities issued or guaranteed by the U.S. Government and its agencies. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. This income is paid in the form of dividends and is therefore exempt from Hawaii General Excise Tax (GET). Under normal market and interest rate conditions, the Fund's target duration (the dollar-weighted average term-to-maturity of the present value of its portfolio's cash flows) is not expected to exceed 2.5 years; however, the Fund may purchase portfolio securities with effective maturities of up to five years at the time of purchase. (As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated


PCP-SPALL2 0406

                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED APRIL 27, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


maturity policies and calculation of the Fund's weighted average maturity, the effective maturity of such securities will be used.) The Fund focuses on maximizing income consistent with prudent investment risk within these duration and maturity ranges.


Change of Benchmarks for Certain Fixed Income Funds

         AS OF THE EFFECTIVE DATE, THE FIRST PARAGRAPH IN THE "RISK/RETURN SUMMARY AND FUND EXPENSES - DIVERSIFIED FIXED INCOME FUND" SECTION AND THE PERFORMANCE TABLE ON PAGE 35 OF THE CLASS A/B/C PROSPECTUS AND PAGE 28 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

The chart and table on this page show how the Diversified Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Merrill Lynch Corporate & Government Master Index, a widely recognized index of U.S. corporate and U.S. Government bonds, and the Merrill Lynch Domestic Master Index, a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets.

---------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5           PAST 10
                                                         INCEPTION*         YEAR*          YEARS*            YEARS*
---------------------------------------------------------------------------------------------------------------------
CLASS A (with 4.00% sales charge)                         10/31/77
  -    Before Taxes                                                        -1.42%          6.39%             6.59%
  -    After Taxes on Distributions                                        -2.71%          4.45%             4.41%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                         -0.88%          4.31%             4.31%
---------------------------------------------------------------------------------------------------------------------
CLASS B (with applicable CDSC)**                          10/31/77         -2.01%          6.32%             6.51%
---------------------------------------------------------------------------------------------------------------------
CLASS C (with applicable CDSC)**                          10/31/77          0.95%          6.48%             6.51%
---------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX***      10/31/77          4.15%          7.95%             7.78%
---------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DOMESTIC MASTER INDEX***                    10/31/77          4.34%          7.74%             7.74%
---------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes. The Merrill Lynch Domestic Master Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.

----------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5           PAST 10
                                                         INCEPTION*         YEAR*          YEARS*            YEARS*
----------------------------------------------------------------------------------------------------------------------
CLASS Y                                                   10/31/77
  -    Before Taxes                                                         2.96%          7.54%             7.27%
  -    After Taxes on Distributions                                         1.53%          5.47%             4.98%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                          1.97%          5.23%             4.84%
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX**       10/31/77          4.15%          7.95%             7.78%
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DOMESTIC MASTER INDEX**                     10/31/77          4.34%          7.74%             7.74%
----------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes. The Merrill Lynch Domestic Master Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.


PCP-SPALL2 0406

                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED APRIL 27, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


         AS OF THE EFFECTIVE DATE, THE FIRST PARAGRAPH IN THE "RISK/RETURN SUMMARY AND FUND EXPENSES - SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND" SECTION AND THE PERFORMANCE TABLE ON PAGE 44 OF THE CLASS A/B/C PROSPECTUS AND PAGE 35 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

The chart and table on this page show how the Short Intermediate U.S. Government Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Merrill Lynch 1-5-Year U.S. Treasury Index, a widely recognized index of short-term Treasury bonds, and the Merrill Lynch Domestic Master 1-5 Year Index, a broad-based measure of the total rate of return performance of short-term U.S. investment grade bond markets.

----------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5           PAST 10
                                                         INCEPTION          YEAR           YEARS             YEARS
----------------------------------------------------------------------------------------------------------------------
CLASS A (with 2.25% sales charge)                         12/13/93
  -    Before Taxes                                                        -1.35%          4.73%             5.24%
  -    After Taxes on Distributions                                        -2.22%          3.23%             3.43%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                         -0.88%          3.14%             3.37%
----------------------------------------------------------------------------------------------------------------------
CLASS C (with applicable CDSC)*                           12/13/93         -0.55%          5.09%             5.43%
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-5-YEAR U.S. TREASURY INDEX**              12/13/93          1.31%          5.57%             6.17%
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DOMESTIC MASTER 1-5 YEAR INDEX**            12/13/93          2.66%          6.26%         not available
----------------------------------------------------------------------------------------------------------------------

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes. The Merrill Lynch Domestic Master 1-5 Year Index has been added as a Fund benchmark to better reflect the Fund's investment strategy.

-----------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5           PAST 10
                                                         INCEPTION*         YEAR*          YEARS*            YEARS*
-----------------------------------------------------------------------------------------------------------------------
CLASS Y*                                                  12/13/93
  -    Before Taxes                                                         1.20%          5.45%             5.75%
  -    After Taxes on Distributions                                         0.21%          3.85%             3.83%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                          0.78%          3.70%             3.74%
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-5-YEAR U.S. TREASURY INDEX**              12/13/93          1.31%          5.57%             6.17%
-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DOMESTIC MASTER 1-5 YEAR INDEX**            12/13/93          2.66%          6.26%         not available
-----------------------------------------------------------------------------------------------------------------------

* Class Y shares were not in existence prior to October 14, 1994. Performance calculated for any period up to and through October 14, 1994 is based upon the performance of Class A shares.

** Reflects no deduction for fees, expenses or taxes. The Merrill Lynch Domestic Master 1-5 Year Index has been added as a Fund benchmark to better reflect the Fund's investment strategy.

         AS OF THE EFFECTIVE DATE, THE FIRST PARAGRAPH IN THE "RISK/RETURN SUMMARY AND FUND EXPENSES - ULTRA SHORT GOVERNMENT FUND" SECTION AND THE PERFORMANCE TABLE ON PAGE 53 OF THE CLASS A/B/C PROSPECTUS AND PAGE 42 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

The chart and table on this page show how the Ultra Short Government Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Merrill Lynch 6-Month U.S. Treasury Bill, a widely recognized index of short-term Treasury bonds, and the Merrill Lynch 1-3 Year U.S. Treasury Index, an index comprised of United States Treasury issues with maturities from one to three years.



PCP-SPALL2 0406

                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED APRIL 27, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005




------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST            SINCE
                                                         INCEPTION*         YEAR*         INCEPTION*
------------------------------------------------------------------------------------------------------
CLASS A (with 2.25% sales charge)                         6/01/00
  -    Before Taxes                                                        -2.14%           2.78%
  -    After Taxes on Distributions                                        -2.70%           1.58%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                         -1.39%           1.63%
------------------------------------------------------------------------------------------------------
CLASS B (with applicable CDSC)**                          6/01/00          -4.53%           2.15%
------------------------------------------------------------------------------------------------------
CLASS C (with applicable CDSC)**                          6/01/00          -1.58%           2.55%
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 6-MONTH U.S. TREASURY BILL***               6/01/00           1.22%           3.02%
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX***             6/01/00           0.91%           4.95%
------------------------------------------------------------------------------------------------------

* Class A, Class B and Class C shares were not in existence prior to August 1, 2000, August 1, 2000 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through August 1, 2000 is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes. The Merrill Lynch 1-3 Year U.S. Treasury Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.

------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST            SINCE
                                                         INCEPTION          YEAR          INCEPTION
------------------------------------------------------------------------------------------------------
CLASS Y                                                   6/01/00
-        Before Taxes                                                       0.51%           3.56%
-        After Taxes on Distributions                                      -0.15%           2.26%
-        After Taxes on Distributions and Sale of
       Fund Shares                                                          0.33%           2.24%
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 6-MONTH U.S. TREASURY BILL*                 6/01/00           1.22%           3.02%
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX*               6/01/00           0.91%           4.95%
------------------------------------------------------------------------------------------------------

* Reflects no deduction for fees, expenses or taxes. The Merrill Lynch 1-3 Year U.S. Treasury Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.


Change of Benchmark for Small Cap Fund

         INFORMATION IN THE "SMALL CAP FUND - PRINCIPAL INVESTMENT STRATEGIES" SECTION ON PAGE 13 OF THE CLASS A/B/C PROSPECTUS AND PAGE 11 OF THE CLASS Y PROSPECTUS REFERENCING THE RUSSELL 2000(R) VALUE INDEX IS REVISED AS FOLLOWS:

The Fund currently considers "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell 2000(R) Index at the time of purchase (approximately $27 million to $4.7 billion as of February 28, 2006).

         THE FIRST PARAGRAPH IN THE "RISK/RETURN SUMMARY AND FUND EXPENSES - SMALL CAP FUND" SECTION AND THE PERFORMANCE TABLE ON PAGE 15 OF THE CLASS A/B/C PROSPECTUS AND PAGE 13 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Index and the Russell 2000(R) Value Index. The Russell 2000(R) Index is comprised of the smallest 2000 securities in the Russell 3000(R) Index. The Russell 2000(R) Value Index is an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than average growth orientation.


PCP-SPALL2 0406

                              PACIFIC CAPITAL FUNDS
                         SUPPLEMENT DATED APRIL 27, 2006
                     TO PROSPECTUSES DATED DECEMBER 1, 2005


-----------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5            SINCE
                                                         INCEPTION*         YEAR*          YEARS*          INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
CLASS A (with 5.25% sales charge)                         12/3/98
  -    Before Taxes                                                        17.02%          21.31%            17.39%
  -    After Taxes on Distributions                                        13.25%          18.23%            14.66%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                         13.02%          16.99%            13.70%
-----------------------------------------------------------------------------------------------------------------------
CLASS B (with applicable CDSC)**                          12/3/98          18.52%          21.57%            17.52%
-----------------------------------------------------------------------------------------------------------------------
CLASS C (with applicable CDSC)**                          12/3/98          21.51%          21.66%            17.52%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)INDEX***                                   12/3/98          18.33%           6.61%            10.01%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)VALUE INDEX***                             12/3/98          22.25%          17.23%            14.38%
-----------------------------------------------------------------------------------------------------------------------

*Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

**Reflects no deduction for taxes.

***Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.

-----------------------------------------------------------------------------------------------------------------------
                                                        PERFORMANCE         PAST           PAST 5            SINCE
                                                         INCEPTION          YEAR           YEARS           INCEPTION
-----------------------------------------------------------------------------------------------------------------------
CLASS Y                                                   12/3/98
  -    Before Taxes                                                        23.72%          22.87%            18.67%
  -    After Taxes on Distributions                                        19.76%          19.72%            15.88%
  -    After Taxes on Distributions and Sale of
       Fund Shares                                                         17.47%          18.36%            14.83%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX*                                    12/3/98          18.33%           6.61%            10.01%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE INDEX*                              12/3/98          22.25%          17.23%            14.38%
-----------------------------------------------------------------------------------------------------------------------

*Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index has been added as the Fund's benchmark to better reflect the Fund's investment strategy.


Change of Portfolio Managers for the Small Cap Fund

         THE "FUND MANAGEMENT - SMALL CAP FUND" SECTION ON PAGE 61 OF THE CLASS A/B/C PROSPECTUS AND PAGE 49 OF THE CLASS Y PROSPECTUS ARE REVISED AS FOLLOWS:

A team lead by Mark Stuckelman is responsible for the day-to-day management of the "small cap value" strategy portion of the Fund's portfolio, and a team lead by Mark Roemer is responsible for the day-to-day management of the "systematic small cap" strategy portion of the Fund's portfolio. Mr. Stuckelman, Lead Portfolio Manager, has 14 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group. Mr. Roemer, Senior Vice President, has 10 years investment experience. Prior to joining NACM in 2001, he was principal and U.S. equity product manager with Barclays Global Investors and was previously a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London.



PCP-SPALL2 0406